RESTRUCTURING CHARGES AND SEPARATION COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 845	$ 664	$ 1,116
Restructuring and other charges cash expenditures	415	683	1,077
Separation costs	715	0	0
Payments for restructuring costs	310	570	881
Non-cash asset impairment, accelerated depreciation and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	366	114	364
Employee workforce reduction and contract related charges
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	479	$ 550	$ 752
Separation costs
Restructuring Cost and Reserve [Line Items]
Separation costs	715
Restructuring, incurred net tax benefit	17
Payments for restructuring costs	158
Separation costs | Discontinued operations
Restructuring Cost and Reserve [Line Items]
Separation costs	258
Restructuring, incurred net tax benefit	54
Payments for restructuring costs	$ 103